Cost of sales, without considering depreciation and amortization - Additional information (Details) - Sociedad Minera Cerro Verde S.A.A. [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of cost of sales [Line Items]
Increase decrease in labor costs related to profit sharing	$ 32.2	$ 60.2	$ 86.4
Administrative expense directly related to cost of production	$ 32.0	$ 30.7	$ 34.4